Government Bonds, And Other Assets (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Summary of Balance of Government Bonds
The following table sets forth the balance of Mexican Government local bonds (the “Government Bonds”) held by Petróleos Mexicanos valued at amortized cost as of June 30, 2025 and December 31, 2024:

	June 30, 2025		December 31, 2024
Government bonds (1)	Ps.	25,078,357	Ps.	35,875,353
Less: current portion of Government Bonds, net of expected credit losses	25,078,357		14,740,032
Total long-term notes receivable	Ps.	—	Ps.	21,135,321
(1)As of June 30, 2025 and December 31, 2024, includes an expected credit loss of Ps.2,582 and Ps.2,869, respectively.
Summary of Roll forward of the Mexican Bonds
The roll-forward of the Government Bonds is as follows:

	As of June 30,
	2025		2024
Balance as of the beginning of the year	Ps.	35,875,353	Ps.	64,132,418
Government Bonds collected (1)	(10,765,584)		(10,732,626)
Accrued interests	1,094,599		2,736,903
Interests received from bonds	(1,152,297)		(2,764,716)
Amortized cost	25,998		(79,616)
Reversal of impairment of bonds	288		947
Balance at the end of the period	Ps.	25,078,357	Ps.	53,293,310
(1)As of June 30, 2025 three series of Government Bonds were collected in February, April and June.

Summary of Other Assets
As of June 30, 2025 and December 31, 2024, the balance of other assets was as follows:

	June 30, 2025		December 31, 2024
Restricted cash (1)	Ps.	18,437,522	Ps.	17,119,599
Other	4,882,834		4,657,144
Payments in advance (2)	4,124,774		4,029,445
Insurance	1,872,418		1,922,587
Total other assets	Ps.	29,317,548	Ps.	27,728,775

(1)As of June 30, 2025 and December 31, 2024, restricted cash mainly consists of collateral for a financing transaction maturing in November 2026, amounting to Ps.16,228,915 and Ps.14,972,193, respectively, as well as cash related to court-ordered seizures amounting to Ps.2,208,607 and Ps.2,417,406, respectively.
(2)Mainly advance payments to contractors for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco, through PTI ID.